Management of financial risks and financial instruments - Additional information (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)
XP Holdings
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 46,534		$ 43,323
XP Advisors Inc
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 801		$ 744
XP Holdings UK Ltd
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk | £		£ 2,268		£ 3,059,000